Commitments (Details) - USD ($)				8 Months Ended	12 Months Ended
	Feb. 10, 2021	Oct. 20, 2020	Jul. 06, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock issued during the period, value						$ 5,011,000
Operating lease rental expenses net					$ 1,300,000	$ 400,000
Standby Letters of Credit [Member] | New York Office Space [Member]
Line of credit maximum borrowing capacity				$ 500,000	$ 500,000
Panacea Acquisition Corp
Discount per unit			$ 0.20
Underwriting discount			$ 2,875,000
Description of business combination marketing agreement				The Company will pay the underwriters a cash fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of Initial Public Offering, or $5,031,250, including any proceeds from the full or partial exercise of the over-allotment option.
Description of forward purchase agreement				On June 30, 2020, the Company entered into a forward purchase agreement with funds affiliated with EcoR1 Capital, LLC that will provide for the purchase by such funds of an aggregate of 2,500,000 shares of Class A common stock and 833,333 redeemable warrants, for an aggregate purchase price of $25,000,000, or $10.00 per one share of Class A common stock and one-third of one redeemable warrant, in a private placement to close substantially concurrently with the closing of a Business Combination.
Directors voting rights, percentage				50.00%	50.00%
Divided shares				150,000,000
Stock issued during the period, shares		47,655,000
Shares issued, price per share				$ 18.00	$ 18.00
Stock issued during the period, value				$ 25,000
Panacea Acquisition Corp | Forward Purchase Warrants [Member] | Subsequent Event [Member]
Warrants issued during the period	833,333
Panacea Acquisition Corp | Common Class A [Member]
Stock issued during the period, shares				0
Shares issued, price per share		$ 10.00
Stock issued during the period, value		$ 476,600,000		$ 0
Panacea Acquisition Corp | Private Placement [Member] | Common Class A [Member]
Shares issued, price per share	$ 10.00
Panacea Acquisition Corp | Private Placement [Member] | Common Class A [Member] | Subsequent Event [Member]
Stock issued during the period, shares	2,500,000
Shares issued, price per share	$ 10.00
Stock issued during the period, value	$ 25,000,000